Employee Benefit Plans - Schedule of Weighted Average and Target Allocations of Pension Assets (Details) - Pension Plan	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Weighted average assets allocations, percentage	100.00%	100.00%
Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Weighted average assets allocations, percentage	34.40%	33.50%
Foreign equities
Defined Benefit Plan Disclosure [Line Items]
Weighted average assets allocations, percentage	11.20%	9.90%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Weighted average assets allocations, percentage	53.70%	54.90%
Money market mutual funds
Defined Benefit Plan Disclosure [Line Items]
Weighted average assets allocations, percentage	0.70%	1.70%
Minimum | Equities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation, percent	30.00%
Minimum | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation, percent	40.00%
Minimum | Money market mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation, percent	0.00%
Maximum | Equities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation, percent	60.00%
Maximum | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation, percent	70.00%
Maximum | Money market mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation, percent	10.00%